Intangible Assets - Carrying Amount and Residual Useful Lives of Frequency Usage Rights (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 2,194,871	₩ 2,861,137	₩ 3,324,910
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	1,135,546
800MHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 65,873
Description	LTE service
Commencement of amortization	2021-07
Completion of amortization	2026-06
1.8GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 202,751
Description	LTE service
Commencement of amortization	2021-12
Completion of amortization	2026-12
2.6GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 242,830
Description	LTE service
Commencement of amortization	2016-09
Completion of amortization	2026-12
2.1GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 152,378
Description	W-CDMA and LTE service
Commencement of amortization	2021-12
Completion of amortization	2026-12
3.5GHz license [Member] | Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Amount	₩ 471,714
Description	5G service
Commencement of amortization	2019-04
Completion of amortization	2028-11